Form N-1A Cover	Aug. 19, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	ProShares Trust
Entity Central Index Key	0001174610
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 19, 2025
Prospectus Date	Aug. 20, 2025